Loans - Allowances for Loan Losses and Ending Balances by Portfolio Segment and Based on Impairment Method (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$ 784	$ 779	$ 522
Collectively evaluated for impairment	4,301	3,801
Total ending allowance balance	5,085	4,580	4,082	4,031
Loans:
Loans individually evaluated for impairment	10,640	10,191
Loans collectively evaluated for impairment	368,242	354,150
Total ending loans balance	378,882	364,341
Commercial [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	241	85
Collectively evaluated for impairment	978	848
Total ending allowance balance	1,219	933	1,024	1,179
Loans:
Loans individually evaluated for impairment	5,576	4,315
Loans collectively evaluated for impairment	111,902	100,584
Total ending loans balance	117,478	104,899
Commercial Real Estate [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	331	522
Collectively evaluated for impairment	1,541	1,380
Total ending allowance balance	1,872	1,902	1,673	1,183
Loans:
Loans individually evaluated for impairment	3,220	4,573
Loans collectively evaluated for impairment	126,608	114,619
Total ending loans balance	129,828	119,192
Residential Real Estate [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	212	172
Collectively evaluated for impairment	993	924
Total ending allowance balance	1,205	1,096	894	1,057
Loans:
Loans individually evaluated for impairment	1,844	1,137
Loans collectively evaluated for impairment	109,601	109,275
Total ending loans balance	111,445	110,412
Construction & Land Development [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	178	253
Total ending allowance balance	178	253	180	213
Loans:
Loans individually evaluated for impairment		166
Loans collectively evaluated for impairment	13,444	23,192
Total ending loans balance	13,444	23,358
Consumer [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	91	76
Total ending allowance balance	91	76	78	80
Loans:
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	6,687	6,480
Total ending loans balance	6,687	6,480
Unallocated [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	520	320
Total ending allowance balance	$ 520	$ 320	$ 233	$ 319